Earnings Per Share	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Share
	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2012	2011	2012	2011
Basic Earnings Per Share:
Net income applicable to common shareholders	$4,556	5,044	$8,085	9,383
Weighted average common shares outstanding	1,887,035	1,888,548	1,887,145	1,888,559
Basic earnings per share	$2.41	2.67	$4.28	4.97

Diluted Earnings Per Share:
Net income applicable to common shareholders	$4,556	5,044	$8,085	9,383
Weighted average common shares outstanding	1,887,035	1,888,548	1,887,145	1,888,559
Effect of assumed exercise of stock options	46,622	35,281	42,693	34,683
Total	1,933,657	1,923,829	1,929,838	1,923,242
Diluted earnings per share	$2.36	2.62	$4.19	4.88

(7)   Earnings Per Share

Basic earnings per common share is calculated by dividing net income available to common shareholders by the weighted average number of shares outstanding during the period. Diluted earnings per share includes the maximum dilutive effect of stock issuable upon conversion of stock options. Calculations for the three- and six- month periods ended June 30, 2012 and 2011 follow (dollars in thousands, except per share data):